Other Non-current Assets - Summary of Other Non-current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous non-current assets [abstract]
Taxes recoverable, statutory deposits and dues from government	₨ 10,819.0	$ 156.4	₨ 10,496.3
Prepaid rentals on operating leases	3,625.7	52.4	3,817.2
Prepaid expenses	7,684.2	111.1	7,660.0
Others	3,399.6	49.2	2,027.6
Total	₨ 25,528.5	$ 369.1	₨ 24,001.1